Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Schedule of Allowance for Credit Losses [Abstract]
Balance at the beginning of the year	$ 1	¥ 10	¥ 9
Additions	14	100	277
Write off	(11)	(82)	(276)
Total	$ 4	¥ 28	¥ 10